Schedule of Intangible Assets Subject to Amortization (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 27, 2022	Dec. 31, 2021	Jul. 15, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life			10 years		3 years
Intangible assets, gross	$ 127,663	$ 126,341		$ 104,198
Intangible assets, accumulated amortization	(83,452)	(67,371)		(46,842)
Intangible assets, net	44,211	$ 58,970		57,356
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		5 years
Intangible assets, gross	17,333	$ 17,333		17,579
Intangible assets, accumulated amortization	(17,012)	(14,883)		(11,465)
Intangible assets, net	321	$ 2,450		6,114
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		16 years
Intangible assets, gross	5,380	$ 5,380		3,328
Intangible assets, accumulated amortization	(1,490)	(1,180)		(782)
Intangible assets, net	3,890	$ 4,200		2,546
Brand Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		9 years 6 months
Intangible assets, gross	12,774	$ 12,115		5,175
Intangible assets, accumulated amortization	(2,007)	(908)		(298)
Intangible assets, net	10,767	$ 11,207		4,877
Subscriber Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		5 years 1 month 6 days
Intangible assets, gross	73,459	$ 73,459		73,459
Intangible assets, accumulated amortization	(58,028)	(47,146)		(32,623)
Intangible assets, net	15,431	$ 26,313		40,836
Advertiser Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		9 years 9 months 18 days
Intangible assets, gross	15,965	$ 15,302		2,240
Intangible assets, accumulated amortization	(2,583)	(1,368)		(570)
Intangible assets, net	13,382	$ 13,934		1,670
Database Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		3 years
Intangible assets, gross	2,397	$ 2,397		2,397
Intangible assets, accumulated amortization	(2,066)	(1,753)		(1,104)
Intangible assets, net	331	$ 644		1,293
Digital Content [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		2 years
Intangible assets, gross	355	$ 355
Intangible assets, accumulated amortization	(266)	(133)
Intangible assets, net	$ 89	222
Subtotal Amortizable Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		126,341		104,178
Intangible assets, accumulated amortization		(67,371)		(46,842)
Intangible assets, net		58,970		57,336
Website Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross				20
Intangible assets, accumulated amortization
Intangible assets, net				$ 20